Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	€ 10,851	€ 11,142
Current portion of net trade accounts and notes receivable	9,121	6,943
Other receivables	1,037	1,200
Inventories	6,023	5,908
Deferred tax assets	33	40
Other assets, current portion	377	381
Short-term investment	1,000	1,000
Total current assets	28,442	26,615
Noncurrent Assets
Property and equipment, net	2,116	2,122
Intangible assets, net	24	24
Goodwill	2,412	2,412
Deposits and other non-current assets	354	344
Net trade accounts and notes receivable, non-current	553	638
Total assets	33,901	32,154
Current liabilities
Trade accounts and notes payable	4,977	5,505
Deferred revenues, current portion	1,928	1,102
Social security and other payroll withholdings taxes	834	872
Employee absences compensation	607	544
Income taxes payable	2	4
Other accrued liabilities	2,214	1,671
Short-term borrowings	2,982	2,126
Current portion of capital lease obligations	213	217
Current portion of long-term debt	117	116
Financial instruments carried at fair value, current	67	0
Total current liabilities	13,942	12,158
Deferred revenues, non-current	224	74
Capital lease obligations, non-current	287	355
Financial instruments carried at fair value, non current	3,523	2,092
Long-term debt, non-current	287	342
Other long-term liabilities	2,254	1,991
Total liabilities	20,518	17,013
Shareholders' equity
Common stock, €0.13 par value; 25,339,702 shares issued and 24,958,174 shares outstanding; 25,171,198 shares issued and 24,789,670 shares outstanding; at June 30, 2015 and at December 31, 2014, respectively	3,294	3,282
Additional paid-in capital	57,567	57,344
Retained earnings	(43,055)	(41,102)
Cumulative other comprehensive loss	(3,252)	(3,211)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders' equity	13,383	15,141
Total liabilities and shareholders' equity	€ 33,901	€ 32,154